Leases (Tables)	12 Months Ended
Mar. 31, 2017
Leases [Abstract]
Summary of Future Minimum Lease Payments under Non-cancellable Operating Leases

Future minimum lease payments under non-cancellable operating leases as of March 31, 2017 are:

Year ended March 31,	Amount (INR)	US$
Fiscal 2018	66,652	1,028
Fiscal 2019	66,796	1,030
Fiscal 2020	64,105	989
Fiscal 2021	66,262	1,022
Fiscal 2022	66,558	1,026
Thereafter	2,955,614	45,576

Total	3,285,987	50,671